DIRECT OPERATING COSTS - Schedule of Lists of Direct Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Cost of sales	$ 27,742	$ 33,963	$ 31,539
Compensation	4,686	4,299	2,530
Property taxes, sales taxes and other	37	65	65
Total	$ 32,465	$ 38,327	$ 34,134